Tradr 2X Long SPY Weekly ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2024 (Unaudited)

Value

Other Assets in Excess of Liabilities — 100.0%	$1,451,409
TOTAL NET ASSETS — 100.0%	$1,451,409

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Cowen	SPDR S&P 500 ETF Trust	Receive	5.08% (OBFR01* + 75bps)	At Maturity	5/2/25	$1,098,701	$-	$(12,530)
Clear Street	SPDR S&P 500 ETF Trust	Receive	5.33% (OBFR01* + 100bps)	At Maturity	10/22/25	1,558,440	-	91,385
Wells Fargo	SPDR S&P 500 ETF Trust	Receive	5.33% (OBFR01* + 100bps)	At Maturity	1/7/26	297,226	-	(10,857)
TOTAL EQUITY SWAP CONTRACTS								$67,998

*	OBFR01 - Overnight Bank Funding Rate, 4.33% as of December 31, 2024.